Put option liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Put option liabilities
Summary of the movements of the put option liabilities

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
As of January 1	39,812	40,449	41,099
Changes in carrying amount (Note 8)	637	650	2,201
As of December 31	40,449	41,099	43,300